Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022		$ 15,500	[1]	$ (15,500)	$ 11,765,413	$ 303,302	$ 18,772,237	$ (2,247,822)	$ 28,593,130	$ 1,050,576	$ 29,643,706
Balance, shares at Sep. 30, 2022	[1]	15,500,000
Shareholders capital withdrawal			[1]		(10,147,447)				(10,147,447)		(10,147,447)
Cash contribution from shareholders										134,949	134,949
Net income (loss)			[1]				11,858,590		11,858,590	(223,870)	11,634,720
Appropriation to statutory reserve			[1]			1,262,347	(1,262,347)
Foreign currency translation adjustment			[1]					501,013	501,013	(8,366)	492,647
Balance at Sep. 30, 2023		$ 15,500	[1]	(15,500)	1,617,966	1,565,649	29,368,480	(1,746,809)	30,805,286	953,289	31,758,575
Balance, shares at Sep. 30, 2023	[1]	15,500,000
Cash contribution from shareholders			[1]							330,926	330,926
Net income (loss)			[1]				8,095,871		8,095,871	(105,655)	7,990,216
Appropriation to statutory reserve			[1]			125,345	(125,345)
Foreign currency translation adjustment			[1]					885,435	885,435	17,794	903,229
Cash withdrawal by a shareholder										(527,433)	(527,433)
Balance at Sep. 30, 2024		$ 15,500	[1]	(15,500)	1,617,966	1,690,994	37,339,006	(861,374)	39,786,592	668,921	40,455,513
Balance, shares at Sep. 30, 2024	[1]	15,500,000
Net income (loss)			[1]				1,254,387		1,254,387	24,148	1,278,535
Appropriation to statutory reserve			[1]			385,475	(385,475)
Foreign currency translation adjustment			[1]		4,740			(536,101)	(531,361)	18,472	(512,889)
Purchase of minority interest			[1]		107,579				107,579	(686,776)	(579,197)
Shares issued in initial public offering		$ 1,525	[1]		4,814,013				4,815,538		4,815,538
Shares issued in initial public offering, shares	[1]	1,525,000
Balance at Sep. 30, 2025		$ 17,025	[1]	$ (15,500)	$ 6,544,298	$ 2,076,469	$ 38,207,918	$ (1,397,475)	$ 45,432,735	$ 24,765	$ 45,457,500
Balance, shares at Sep. 30, 2025	[1]	17,025,000

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.